Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Common control acquisition in 2023:

In March 2023, the Group completed acquisition of Da Niang Dumpling Catering Group Co., Ltd. (“Da Niang”) and Huge Cyber Ltd (“Bellagio”) and their subsidiaries, two restaurant chain businesses in China (collectively, the “Restaurant Business”) from GreenTree Inns Hotel Management Group, Inc. (“GTI”) with a total consideration amounting RMB399,800,000,  which effectively settled the amounts of RMB326,440,000, RMB28,278,520 and RMB45,081,480 due from GTI, Beifu Hongkong Indutrial Co, Limited (“Beifu HK”) and Shanghai Aotao Industrial Co., Ltd (together with its subsidiaries and VIE, known as “Aotao”), respectively, as of December 31, 2022 (Note 25). Before and after the acquisition, the Restaurant Business and the Group were both ultimately controlled by GTI. Thus, the acquisition was accounted for as business combinations under common control using the pooling-of-interests method. The Group as the receiving entity recast its comparative consolidated financial statements for the prior periods as if the Restaurant Business was part of the Group since the inception of common control. Assets and liabilities received were recorded at historical carrying amounts of the Restaurant Business on the date of the transfer with no gain or losses recorded. The only goodwill that is recognized is any existing goodwill relating to the acquired business.